Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales
Products	$ 414,853	$ 179,762	$ 127,476
Services	69,550	35,482	28,418
Total net sales	484,403	215,244	155,894
Cost of sales
Products	213,427	86,742	61,545
Services	44,803	18,591	11,945
Total cost of sales	258,230	105,333	73,490
Gross profit	226,173	109,911	82,404
Operating expenses
Research and development, net	52,310	19,659	14,360
Selling, general and administrative	202,040	73,130	39,038
Change in fair value of earn-out obligations	754
Total operating expenses	255,104	92,789	53,398
Operating income (loss)	(28,931)	17,122	29,006
Other income (expense)	(450)	1,388	2,346
Income (loss) before income taxes	(29,381)	18,510	31,352
Income taxes (benefit)	(2,474)	9,687	10,726
Net income (loss)	(26,907)	8,823	20,626
Net income attributable to non-controlling interest	47	332
Net income (loss) attributable to Stratasys Ltd.	(26,954)	8,491	20,626
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.64)	$ 0.37	$ 0.98
Diluted	$ (0.68)	$ 0.36	$ 0.95
Weighted average ordinary shares outstanding
Basic	42,079	22,812	21,133
Diluted	42,099	23,776	21,653
Comprehensive Income
Net income (loss)	(26,907)	8,823	20,626
Other comprehensive income (loss):
Unrealized loss on securities, net of tax		(167)
Foreign currency translation adjustment	2,036	(71)	47
Fair value adjustment on derivatives designated as cash flow hedges, net of tax	153
Other comprehensive income (loss), net of tax	2,189	(238)	47
Comprehensive income (loss)	(24,718)	8,585	20,673
Less: comprehensive income attributable to non-controlling interest	90	233
Comprehensive income (loss) attributable to Stratasys Ltd.	$ (24,808)	$ 8,352	$ 20,673